ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Sep. 30, 2018
ACCRUED EXPENSES AND OTHER LIABILITIES
14.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

		As of September 30,
	Notes	2017	2018
		US$	US$
Tuition fee payable to government agencies	(1)	15,302	13,122
Salary and welfare payable		6,945	8,389
Accrued expenses		5,468	9,351
Remuneration payable to lecturers		2,547	3,520
Uncertain income tax liabilities (Note 19)		163	158
Contingent consideration payable	(2)	3,231	1,746
Other payable		5,111	5,855

		38,767	42,141

(1)

Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide certain continuing education courses. The Group is only responsible for the student enrollment and provision of online platform and shares certain percentage of tuition fee as service fees.

(2)	Contingent consideration payable represents contingent payable related to one of the Group’s acquisitions. Refer to Note 3 for details.